REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS	REDEEMABLE NONCONTROLLING INTERESTS
For certain consolidated subsidiaries, the Company owns a controlling equity stake, and a third party or key member of the business’ management team owns a minority portion of the equity. The financial position and financial performance of these subsidiaries are included in Dole’s consolidated balance sheets and statements of operations, and consolidated net income is adjusted in the consolidated statements of operations to exclude the proportionate share of results attributable to the NCI. Some of this NCI is subject to redemption features, such as put options, and is considered redeemable NCI. Equity attributable to the redeemable NCI is presented as mezzanine equity within the consolidated balance sheets, and the proportionate share of NCI not subject to a redemption provision that is outside of Dole’s control is presented as equity in the consolidated balance sheets.
The following table presents the changes in redeemable NCI for each of the years ended December 31, 2021 and December 31, 2020:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$30,891
Share of net income	4,500
Share of items recognized in other comprehensive income (loss)	(1,190)
Dividends paid to redeemable noncontrolling interest holders	(6,444)
Acquired redeemable noncontrolling interest	(4,331)
Accretion to redemption value recognized in additional paid-in capital	7,606
Foreign exchange impact	(715)
Balance as of December 31, 2020	30,317
Share of net income	3,304
Share of items recognized in other comprehensive income (loss)	(1,054)
Dividends paid to redeemable noncontrolling interest holders	(5,972)
Accretion to redemption value recognized in additional paid-in capital	6,332
Foreign exchange impact	(151)
Balance as of December 31, 2021	$32,776
As of December 31, 2021, the balance of $32.8 million represents the carrying value of the redeemable NCI in the consolidated balance sheets. The total redemption value of the instruments was $36.8 million, had the options been exercised at December 31, 2021.